Related party transactions	6 Months Ended
Sep. 30, 2018
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Related party transactions
12	Related party transactions

British Telecommunications plc and certain of its subsidiaries act as a funder and deposit taker for cash related transactions for both its parent (BT Group Investments Limited) and ultimate parent company (BT Group plc). The loan arrangements described below with these companies reflect this. Cash transactions normally arise where the parent and ultimate parent company are required to meet their external payment obligations or receive amounts from third parties. These principally relate to the payment of dividends, the buyback of shares and the exercise of share options. Transactions between the ultimate parent company, the parent company and the group are settled on both a cash and non-cash basis through these loan accounts depending on the nature of the transaction.

In 2001/02 the group demerged its former mobile phone business and as a result BT Group plc became the listed ultimate parent company of the group. The demerger steps resulted in the formation of an intermediary holding company, BT Group Investments Limited, between BT Group plc and British Telecommunications plc. This intermediary company held an investment of £18.5bn in British Telecommunications plc which was funded by an intercompany loan facility with British Telecommunications plc.

A dividend BT plc of £2,500m (2017: £nil) was declared and settled with the parent company in relation to the year ended 31 March 2018 during the first half.

A summary of the balances with the parent and ultimate parent companies and the finance income or expense arising in respect of these balances is shown below:

	Asset (liability)		Finance income (expense)
	30 September 2018	31 March 2018	30 September 2018	30 September 2017
	£m	£m	£m	£m
Amounts owed by (to) parent company
Loan facility – non-current asset investments	10,486	10,318	105	84
Loan facility – current asset investments	105	168	n/a	n/a
Trade and other payables	(73)	(50)	n/a	n/a
Amounts owed by (to) ultimate parent company
Non-current asset investments	3,024	2,983	30	13
Non-current liabilities	(1,061)	(1,044)	(22)	(9)
Trade and other receivables	16	15	n/a	n/a
Current asset investments	30	34	n/a	n/a
Current liabilities	(1,477)	(18)	n/a	n/a